As filed with the Securities and Exchange Commission on May 30, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.3%
Consumer Discretionary - 5.7%
353,747	Coach, Inc.	27,337,568
183,939	Fossil, Inc. *	24,276,269
		51,613,837
Consumer Staples - 9.4%
306,406	Costco Wholesale Corp.	27,821,665
433,046	Estee Lauder Companies, Inc.	26,822,869
366,029	Mead Johnson Nutrition Co.	30,190,072
		84,834,606
Energy - 11.3%
688,131	Canadian Natural Resources, Ltd.	22,832,187
183,521	Core Laboratories NV	24,145,858
524,091	FMC Technologies, Inc. *	26,424,668
410,509	Schlumberger, Ltd.	28,706,894
		102,109,607
Financials - 2.4%
1,514,857	Charles Schwab Corp.	21,768,495
Health Care - 14.8%
381,949	Covance, Inc. *	18,192,231
323,637	DaVita, Inc. *	29,182,348
673,329	Express Scripts, Inc. *	36,480,965
258,230	IDEXX Laboratories, Inc. *	22,582,214
49,547	Intuitive Surgical, Inc. *	26,842,087
		133,279,845
Industrials - 13.4%
581,777	Danaher Corp.	32,579,511
522,899	Fluor Corp.	31,394,856
254,324	Roper Industries, Inc.	25,218,768
376,404	Stericycle, Inc. *	31,482,431
		120,675,566
Information Technology - 40.3%
431,556	Accenture PLC	27,835,363
519,023	Amphenol Corp.	31,022,005
320,179	ANSYS, Inc. *	20,818,039
71,322	Apple, Inc. *	42,755,399
263,834	Citrix Systems, Inc. *	20,819,141
317,019	Cognizant Technology Solutions Corp. *	24,394,612
929,830	Genpact Limited *	15,156,229
68,329	Google, Inc. *	43,815,288
64,036	Mastercard, Inc.	26,929,699
739,333	National Instruments Corp.	21,085,777
582,701	NetApp, Inc. *	26,087,524
516,937	QUALCOMM, Inc.	35,162,055
174,722	Salesforce.com, Inc. *	26,996,296
		362,877,427
Total Common Stocks (Cost $719,799,788)		877,159,383

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
27,721,276	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	27,721,276
Total Short-Term Investments (Cost $27,721,276)		27,721,276

Total Investments - 100.4% (Cost $747,521,064)		904,880,659
Liabilities in Excess of Other Assets - (0.4)%		(3,788,878)
NET ASSETS - 100.0%		$901,091,781

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$748,999,815
Gross unrealized appreciation		163,153,563
Gross unrealized depreciation		(7,272,719)
Net unrealized appreciation		$155,880,844

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$877,159,383	$-	$-	$877,159,383

Short-Term Investments	$27,721,276	$-	$-	$27,721,276
Total Investments	$904,880,659	$-	$-	$904,880,659

^ See Schedule of Investments for industry breakouts.

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
Consumer Discretionary - 5.7%
165,705	American Eagle Outfitters, Inc.	2,848,469
143,510	Guess, Inc.	4,484,688
82,835	Lowe's Companies, Inc.	2,599,362
		9,932,519
Consumer Staples - 4.9%
42,475	Diageo Plc	4,098,838
67,135	PepsiCo, Inc.	4,454,407
		8,553,245
Energy - 14.5%
37,853	Carbo Ceramics, Inc.	3,991,599
30,515	Cimarex Energy Co.	2,302,967
33,835	National Oilwell Varco, Inc.	2,688,867
28,890	Occidental Petroleum Corp.	2,751,195
55,935	Schlumberger, Ltd.	3,911,535
146,600	Southwestern Energy Co. *	4,485,960
98,650	Total S.A. ADR	5,042,988
		25,175,111
Financials - 18.2%
43,845	ACE Limited	3,209,454
64,395	American Express Co.	3,725,895
45,215	Chubb Corp.	3,124,809
42,475	M&T Bank Corp.	3,690,228
133,755	Metlife, Inc.	4,995,748
95,905	Northern Trust Corp.	4,550,692
68,895	PNC Financial Services Group, Inc.	4,443,039
33,020	Prudential Financial, Inc.	2,093,138
27,400	T. Rowe Price Group, Inc.	1,789,220
		31,622,223
Health Care - 9.6%
31,510	Becton, Dickinson & Co.	2,446,752
61,580	Johnson & Johnson	4,061,817
157,560	Merck & Co., Inc.	6,050,303
73,985	Novartis AG	4,099,509
		16,658,381
Industrials - 13.3%
44,545	3M Co.	3,973,859
48,820	Eaton Corp.	2,432,701
79,730	Emerson Electric Co.	4,160,311
84,949	Fluor Corp.	5,100,338
74,150	Illinois Tool Works, Inc.	4,235,449
70,745	PACCAR, Inc.	3,312,988
		23,215,646
Information Technology - 23.9%
10,959	Apple, Inc. *	6,569,592
65,765	BMC Software, Inc. *	2,641,122
108,240	CA, Inc.	2,983,094
179,150	Dell, Inc. *	2,973,890
100,020	Harris Corp.	4,508,902
57,545	Microchip Technology, Inc.	2,140,674
210,995	Microsoft Corp.	6,804,589
63,025	NetApp, Inc. *	2,821,629
154,820	Oracle Corp.	4,514,551
83,635	QUALCOMM, Inc.	5,688,852
		41,646,895
Materials - 5.6%
94,535	E.I. du Pont de Nemours & Co.	5,000,902
128,530	Freeport-McMoRan Copper & Gold, Inc.	4,889,281
		9,890,183
Total Common Stocks (Cost $139,712,061)		166,694,203

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
6,898,112	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	6,898,112
Total Short-Term Investments (Cost $6,898,112)		6,898,112

Total Investments - 99.7% (Cost $146,610,173)		173,592,315
Other Assets in Excess of Liabilities - 0.3%		497,979
NET ASSETS - 100.0%		$174,090,294

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$147,576,796
Gross unrealized appreciation		28,554,587
Gross unrealized depreciation		(2,539,068)
Net unrealized appreciation		$26,015,519

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$166,694,203	$-	$-	$166,694,203

Short-Term Investments	$6,898,112	$-	$-	$6,898,112
Total Investments	$173,592,315	$-	$-	$173,592,315

^ See Schedule of Investments for industry breakouts.

Brown Advisory Flexible Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Consumer Discretionary - 15.9%
24,370	Aarons, Inc.	631,183
20,940	Carmax, Inc. *	725,571
22,596	General Motors Co. *	579,587
34,519	Lowe's Companies, Inc.	1,083,207
8,035	Scripps Networks Interactive, Inc.	391,224
10,140	Time Warner Cable, Inc.	826,410
23,662	TJX Companies, Inc.	939,618
26,842	Walt Disney Co.	1,175,143
		6,351,943
Consumer Staples - 3.8%
19,535	Kraft Foods, Inc.	742,525
11,680	PepsiCo, Inc.	774,968
		1,517,493
Energy - 13.4%
37,924	Kinder Morgan, Inc.	1,465,762
15,170	Occidental Petroleum Corp.	1,444,639
27,285	Southwestern Energy Co. *	834,921
15,505	Total S.A. ADR	792,616
19,904	World Fuel Services Corp.	816,064
		5,354,002
Financials - 18.7%
10,270	American Express Co.	594,222
36,835	Bank of America Corp.	352,511
19,746	Berkshire Hathaway, Inc. *	1,602,388
3,362	CME Group, Inc.	972,727
7,923	Franklin Resources, Inc.	982,689
4,245	Goldman Sachs Group, Inc.	527,951
7,845	RenaissanceRe Holdings Ltd.	594,102
9,405	T. Rowe Price Group, Inc.	614,147
35,980	Wells Fargo Co.	1,228,357
		7,469,094
Health Care - 8.5%
16,400	Express Scripts, Inc. *	888,552
7,951	Johnson & Johnson	524,448
16,660	Merck & Co., Inc.	639,744
30,600	Pfizer, Inc.	693,396
8,655	Wellpoint, Inc.	638,739
		3,384,879
Industrials - 8.4%
17,570	Canadian National Railway Co.	1,395,585
32,108	Owens Corning *	1,156,851
9,535	United Technologies Corp.	790,833
		3,343,269
Information Technology - 22.4%
12,962	Accenture PLC	836,049
760	Apple, Inc. *	455,597
3,101	Google, Inc. *	1,988,485
2,640	International Business Machines Corp.	550,836
4,642	Mastercard, Inc.	1,952,147
35,019	Microsoft Corp.	1,129,363
13,764	Oracle Corp.	401,358
13,370	QUALCOMM, Inc.	909,427
6,155	Visa, Inc.	726,290
		8,949,552
Materials - 0.7%
2,701	Sherwin-Williams Co.	293,518
Telecommunication Services - 2.9%
12,655	Crown Castle International Corp. *	675,018
4,400	Millicom International Cellular SA	497,200
		1,172,218
Total Common Stocks (Cost $29,400,634)		37,835,968

Warrants - 0.3%
12,000	Wells Fargo Co. *	120,720
Total Warrants (Cost $92,400)		120,720

Short-Term Investments - 5.4%
Money Market Funds - 5.4%
2,160,621	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	2,160,621
Total Short-Term Investments (Cost $2,160,621)		2,160,621

Total Investments - 100.4% (Cost $31,653,655)		40,117,309
Liabilities in Excess of Other Assets - (0.4)%		(151,259)
NET ASSETS - 100.0%		$39,966,050

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$31,674,460
Gross unrealized appreciation		8,857,748
Gross unrealized depreciation		(414,899)
Net unrealized appreciation		$8,442,849

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$37,835,968	$-	$-	$37,835,968

Warrants	$120,720	$-	$-	$120,720

Short-Term Investments	$2,160,621	$-	$-	$2,160,621
Total Investments	$40,117,309	$-	$-	$40,117,309

^ See Schedule of Investments for industry breakouts.

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.3%
Consumer Discretionary - 16.8%
106,946	Ann, Inc. *	3,062,933
66,127	Ascent Media Corp. *	3,127,146
163,503	GameStop Corp.	3,570,906
131,990	Harman International Industries, Inc.	6,178,452
103,725	HomeAway, Inc. *	2,631,503
140,864	K12, Inc. *	3,328,616
357,258	Knology, Inc. *	6,502,096
55,514	Monro Muffler Brake, Inc.	2,303,276
262,491	Pandora Media, Inc. *	2,680,033
97,855	Sodastream International Ltd. *	3,295,756
61,800	Vitamin Shoppe, Inc. *	2,732,178
		39,412,895
Energy - 7.7%
74,606	Carbo Ceramics, Inc.	7,867,203
42,018	Oceaneering International, Inc.	2,264,350
194,207	World Fuel Services Corp.	7,962,487
		18,094,040
Health Care - 19.5%
50,418	Amerigroup Corp. *	3,392,123
119,305	Covance, Inc. *	5,682,497
99,425	Gen-Probe, Inc. *	6,602,815
61,513	Henry Schein, Inc. *	4,655,304
74,832	HMS Holdings Corp. *	2,335,507
37,820	IDEXX Laboratories, Inc. *	3,307,359
153,289	Incyte Corp. *	2,958,478
129,516	Masimo Corp. *	3,028,084
215,620	PSS World Medical, Inc. *	5,463,810
78,458	SXC Health Solutions Corp. *	5,881,212
81,304	Volcano Corp. *	2,304,968
		45,612,157
Industrials - 24.9%
57,928	Acuity Brands, Inc.	3,639,616
68,055	CoStar Group, Inc. *	4,699,198
102,153	Gardner Denver, Inc.	6,437,682
209,577	Hexcel Corp. *	5,031,944
100,168	IDEX Corp.	4,220,078
168,957	Interline Brands, Inc. *	3,651,161
222,541	Knight Transportation, Inc.	3,930,074
39,446	MSC Industrial Direct Co., Inc.	3,285,063
226,842	Quanex Building Products Corp.	3,999,224
175,859	Roadrunner Transportation Services Holdings, Inc. *	3,051,154
61,424	United Rentals, Inc. *	2,634,475
235,637	UTi Worldwide, Inc.	4,060,026
41,396	Valmont Industries, Inc.	4,860,304
150,165	Waste Connections, Inc.	4,884,867
		58,384,866
Information Technology - 25.6%
51,119	Acme Packet, Inc. *	1,406,795
40,157	ANSYS, Inc. *	2,611,008
396,777	Applied Micro Circuits Corp. *	2,753,632
67,169	Broadsoft, Inc. *	2,569,214
84,524	Cavium, Inc. *	2,615,173
61,027	CommVault Systems, Inc. *	3,029,380
38,270	Concur Technologies, Inc. *	2,195,933
304,621	EXFO, Inc. *	2,150,624
258,116	Genpact Limited *	4,207,291
52,945	Global Payments, Inc.	2,513,299
53,035	Informatica Corp. *	2,805,552
175,461	Interactive Intelligence Group, Inc. *	5,353,315
69,370	MAXIMUS, Inc.	2,821,278
216,491	Mercury Computer Systems, Inc. *	2,868,506
159,297	Microsemi Corp. *	3,415,328
205,265	Mitek Systems, Inc. *	2,381,074
188,583	Pegasystems, Inc.	7,196,326
43,299	Ultimate Software Group, Inc. *	3,172,951
114,894	Volterra Semiconductor Corp. *	3,954,077
		60,020,756
Materials - 1.8%
79,381	Rockwood Holdings, Inc. *	4,139,719
Total Common Stocks (Cost $174,936,568)		225,664,433

Private Placements - 0.6%
12,000	Greenspring Global Partners IV-B, L.P. *^†	1,335,072
Total Private Placements (Cost $1,138,888)		1,335,072

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
9,954,796	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	9,954,796
Total Short-Term Investments (Cost $9,954,796)		9,954,796

Total Investments - 101.1% (Cost $186,030,252)		236,954,301
Liabilities in Excess of Other Assets - (1.1)%		(2,562,306)
NET ASSETS - 100.0%		$234,391,995

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to March 2012 as part of a $2,000,000 capital commitment. At March 31, 2012, $1,200,000 of the capital commitment has been fulfilled by the Fund.

† Security is considered illiquid. At March 31, 2012, the total market value of securities considered illiquid was $1,335,072 or 0.6% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$187,441,992
Gross unrealized appreciation		54,759,714
Gross unrealized depreciation		(5,247,405)
Net unrealized appreciation		$49,512,309

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$225,664,433	$-	$-	$225,664,433

Private Placements	$-	$-	$1,335,072	$1,335,072

Short-Term Investments	$9,954,796	$-	$-	$9,954,796
Total Investments	$235,619,229	$-	$1,335,072	$236,954,301

^ See Schedule of Investments for industry breakouts.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.4%
Consumer Discretionary - 15.3%
71,680	Ann, Inc. *	2,052,915
100,940	Ascent Media Corp. *	4,773,453
111,258	Cato Corp.	3,075,171
134,025	GameStop Corp.	2,927,106
513,320	Knology, Inc. *	9,342,424
51,166	Liberty Media Corp. *	4,510,283
52,985	Maidenform Brands, Inc. *	1,192,692
789,735	Wet Seal, Inc. *	2,724,586
		30,598,630
Consumer Staples - 2.0%
71,265	Casey's General Stores, Inc.	3,952,357
Energy - 8.0%
146,835	Gulf Island Fabrication, Inc.	4,297,860
20,630	Oceaneering International, Inc.	1,111,751
282,205	RigNet, Inc. *†	4,947,054
137,705	World Fuel Services Corp.	5,645,905
		16,002,570
Financials - 22.4%
310,485	American Equity Investment Life Holding Co.	3,964,893
494,630	CapitalSource, Inc.	3,264,558
355,595	Capitol Federal Financial, Inc.	4,217,358
279,195	CYS Investments, Inc.	3,654,663
532,530	GFI Group, Inc.	2,002,313
110,425	Horizon Technology Finance Corp.	1,834,159
460,020	Maiden Holdings Ltd.	4,140,180
710,070	MFA Financial, Inc.	5,304,222
234,430	OceanFirst Financial Corp.	3,338,283
205,415	Oritani Financial Corp.	3,015,492
125,047	Pacific Premier Bancorp, Inc. *†	1,000,376
331,950	PHH Corp. *	5,135,267
230,265	Renasant Corp.	3,748,714
		44,620,478
Health Care - 6.0%
50,010	Air Methods Corp. *	4,363,373
52,665	Amerigroup Corp. *	3,543,301
158,015	PSS World Medical, Inc. *	4,004,100
		11,910,774
Industrials - 13.5%
169,425	Actuant Corp.	4,911,631
96,475	Brady Corp.	3,120,966
205,985	Fly Leasing Ltd.	2,515,077
91,075	Gardner Denver, Inc.	5,739,547
149,955	Thermon Group Holdings, Inc. *	3,066,580
340,150	TriMas Corp. *	7,615,958
		26,969,759
Information Technology - 18.4%
263,775	Broadridge Financial Solutions, Inc.	6,306,861
60,645	DST Systems, Inc.	3,288,778
301,150	Echostar Corp. *	8,474,361
152,720	MAXIMUS, Inc.	6,211,123
141,595	Measurement Specialties, Inc. *	4,771,751
192,790	Total System Services, Inc.	4,447,665
223,619	Vishay Precision Group, Inc. *†	3,316,270
		36,816,809
Materials - 4.8%
211,330	KMG Chemicals, Inc. †	3,814,507
58,690	Kraton Performance Polymers, Inc. *	1,559,393
105,855	LSB Industries, Inc. *	4,119,876
		9,493,776
Telecommunication Services - 2.0%
279,520	Boingo Wireless, Inc. *	3,382,192
142,117	Orbcomm, Inc. *	547,150
		3,929,342
Total Common Stocks (Cost $161,727,923)		184,294,495

Real Estate Investment Trusts - 3.2%
102,650	Agree Realty Corp.	2,317,837
197,470	Starwood Property Trust, Inc.	4,150,819
		6,468,656
Total Real Estate Investment Trusts (Cost $6,428,587)		6,468,656

Short-Term Investments - 4.9%
Money Market Funds - 4.9%
9,669,299	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	9,669,299
Total Short-Term Investments (Cost $9,669,299)		9,669,299

Total Investments - 100.5% (Cost $177,825,809)		200,432,450
Liabilities in Excess of Other Assets - (0.5)%		(978,418)
NET ASSETS - 100.0%		$199,454,032

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.
† A portion of this security is considered illiquid. At March 31, 2012, the total market value of securities considered illiquid was $7,393,947 or 3.7% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$178,014,730
Gross unrealized appreciation		25,145,318
Gross unrealized depreciation		(2,727,598)
Net unrealized appreciation		$22,417,720

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$184,294,495	$-	$-	$184,294,495

Real Estate Investment Trusts	$6,468,656	$-	$-	$6,468,656

Short-Term Investments	$9,669,299	$-	$-	$9,669,299
Total Investments	$200,432,450	$-	$-	$200,432,450

^ See Schedule of Investments for industry breakouts.

Brown Advisory Opportunity Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.2%
Consumer Discretionary - 13.8%
2,425	Coach, Inc.	187,405
1,335	Fossil, Inc. *	176,193
7,000	Guess, Inc.	218,750
6,330	Lowe's Companies, Inc.	198,635
3,980	Monro Muffler Brake, Inc.	165,130
3,555	Starbucks Corp.	198,689
640	V.F. Corp.	93,427
		1,238,229
Consumer Staples - 4.2%
1,975	Diageo Plc	190,588
2,280	Mead Johnson Nutrition Co.	188,054
		378,642
Energy - 13.9%
2,375	Canadian Natural Resources, Ltd.	78,803
1,740	Carbo Ceramics, Inc.	183,483
725	Core Laboratories NV	95,388
3,620	FMC Technologies, Inc. *	182,520
800	National Oilwell Varco, Inc.	63,576
630	Occidental Petroleum Corp.	59,995
1,950	Schlumberger, Ltd.	136,364
6,110	Southwestern Energy Co. *	186,966
6,485	World Fuel Services Corp.	265,885
		1,252,980
Financials - 9.5%
1,235	ACE Limited	90,402
4,850	American Express Co.	280,621
1,700	M&T Bank Corp.	147,696
3,700	Metlife, Inc.	138,195
1,225	RenaissanceRe Holdings Ltd.	92,769
2,930	Wells Fargo Co.	100,030
		849,713
Health Care - 9.6%
1,465	athenahealth, Inc. *	108,586
5,020	Covance, Inc. *	239,103
1,825	DaVita, Inc. *	164,560
4,560	Express Scripts, Inc. *	247,060
4,400	Masimo Corp. *	102,872
		862,181
Industrials - 11.4%
2,400	Danaher Corp.	134,400
2,175	Fluor Corp.	130,587
4,100	Gardner Denver, Inc.	258,382
7,225	Knight Transportation, Inc.	127,594
3,925	Sensata Technologies Holding NV *	131,409
1,650	Stericycle, Inc. *	138,006
2,325	United Rentals, Inc. *	99,719
		1,020,097
Information Technology - 27.6%
1,595	Accenture PLC	102,878
2,310	Amphenol Corp.	138,069
925	Apple, Inc. *	554,509
17,690	Applied Micro Circuits Corp. *	122,769
1,295	Citrix Systems, Inc. *	102,188
5,780	Genpact Limited *	94,214
700	Mastercard, Inc.	294,378
3,300	National Instruments Corp.	94,116
2,300	NetApp, Inc. *	102,971
5,655	Pegasystems, Inc.	215,796
5,900	QUALCOMM, Inc.	401,318
1,030	Salesforce.com, Inc. *	159,145
2,830	Volterra Semiconductor Corp. *	97,394
		2,479,745
Materials - 5.2%
4,945	Freeport-McMoRan Copper & Gold, Inc.	188,108
1,875	Rockwood Holdings, Inc. *	97,781
1,645	Sherwin-Williams Co.	178,762
		464,651
Total Common Stocks (Cost $6,614,123)		8,546,238

Short-Term Investments - 4.8%
Money Market Funds - 4.8%
431,857	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	431,857
Total Short-Term Investments (Cost $431,857)		431,857

Total Investments - 100.0% (Cost $7,045,980)		8,978,095
Liabilities in Excess of Other Assets - (0.0)%		(2,708)
NET ASSETS - 100.0%		$8,975,387

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$7,103,689
Gross unrealized appreciation		2,075,108
Gross unrealized depreciation		(200,702)
Net unrealized appreciation		$1,874,406

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$8,546,238	$-	$-	$8,546,238

Short-Term Investments	$431,857	$-	$-	$431,857
Total Investments	$8,978,095	$-	$-	$8,978,095

^ See Schedule of Investments for industry breakouts.

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 92.6%
General Obligation Bonds - 52.1%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100 1	4.00%	06/01/2024	522,600
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	3.00%	04/01/2013	2,055,960
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	03/01/2015	638,456
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%	04/01/2015	551,775
250,000	Anne Arundel County Maryland Consolidated General Improvements Callable 3/1/2017 @ 100 1	5.00%	03/01/2018	295,038
3,310,000	Anne Arundel County Maryland Consolidated General Improvements Callable 4/1/2021 @ 100 1	5.00%	04/01/2022	4,075,370
1,230,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100 1	5.00%	03/01/2017	1,378,842
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100 1	4.00%	04/01/2021	661,834
225,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2012	228,677
1,055,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2013	1,122,383
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100 1	5.00%	09/01/2013	1,428,070
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,035,315
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100 1	5.00%	08/01/2018	406,520
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,475,610
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100 1	5.00%	02/01/2020	1,721,397
1,000,000	Baltimore County Maryland Metropolitan District Callable 2/1/2022 @ 100 1	5.00%	02/01/2032	1,168,760
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,127,740
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100 1	5.00%	09/01/2013	3,396,766
960,000	Baltimore County Maryland Refunding Metropolitan District	5.00%	08/01/2020	1,202,016
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	270,499
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	287,350
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	489,874
1,470,000	Calvert County Maryland Consolidated Public Improvment	4.00%	04/01/2014	1,577,604
1,000,000	Calvert County Maryland Refunding	3.00%	07/15/2016	1,093,560
500,000	Calvert County Maryland Refunding	5.00%	07/15/2017	602,280
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured 1	4.00%	11/01/2020	268,258
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,691,713
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,132,940
200,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	10/01/2014	217,964
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,156,830
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	561,895
200,000	Cecil County Maryland Refunding and Consolidated Public Improvement	2.00%	08/01/2013	204,208
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	921,906
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,199,737
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,178,526
345,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2016	381,260
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2016	725,267
2,000,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	11/01/2018	2,330,300
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured 1	4.00%	03/01/2020	553,275
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	566,322
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	585,618
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,236,620
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	221,138
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100 1	5.00%	08/01/2016	283,760
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,160,950
300,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100 1	5.00%	06/01/2018	362,850
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	620,205
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,505,593
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	638,745
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	530,695
2,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority B Callable 7/1/2020 @ 100 1	5.50%	07/01/2040	2,433,375
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority A	4.00%	07/01/2017	408,514
300,000	Harford County Maryland Callable 7/15/2015 @ 100 1	5.00%	07/15/2022	338,049
480,000	Harford County Maryland Consolidated Public Improvement	3.38%	01/15/2013	492,250
150,000	Harford County Maryland Consolidated Public Improvement	4.50%	12/01/2014	166,338
2,870,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2017	3,451,920
600,000	Harford County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2016	705,840
2,000,000	Harford County Maryland Refunding Consolidated Public Improvement	5.00%	12/01/2012	2,065,360
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	595,530
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	759,370
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,208,800
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	344,253
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,873,177
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	08/15/2013	532,635
1,000,000	Howard County Maryland Consolidated Public Improvement Series A Callable 2/15/2019 @ 100 1	4.00%	02/15/2022	1,123,270
560,000	Howard County Maryland Metropolitan District Series A	4.00%	02/15/2015	616,179
2,020,000	Howard County Maryland Refunding Metropolitan District Project Series B	5.00%	08/15/2016	2,385,256
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	227,987
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	473,331
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	231,162
725,000	Maryland State & Local Facilities 2nd Series A 2nd Series A	4.00%	08/01/2016	824,572
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	223,595
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	531,935
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100 1	5.00%	08/01/2014	318,903
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	573,535
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100 1	5.00%	08/01/2015	553,810
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100 1	5.00%	08/01/2017	763,207
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100 1	5.00%	08/01/2018	1,191,780
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,365,893
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	142,234
390,000	Maryland State & Local Facilities Loan First Series	5.00%	03/15/2017	465,800
390,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Series A Callable 7/1/2022 @ 100 1	5.00%	07/01/2023	440,372
2,500,000	Maryland State Local Facilities First Callable 3/1/2019 @ 100 1	4.00%	03/01/2022	2,792,274
1,000,000	Maryland State Refunding State and Local Facilities Loans	5.00%	11/01/2019	1,246,660
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	625,834
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,246,108
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	573,535
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100 1	5.00%	09/01/2015	553,080
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,042,261
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,359,800
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100 1	5.00%	04/01/2017	546,415
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100 1	5.00%	05/01/2018	2,051,560
1,500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2020 @ 100 1	4.00%	08/01/2021	1,726,905
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2012	431,945
430,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2012	442,251
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2014	469,255
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2014	1,118,170
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2018	1,226,300
450,000	Montgomery County Maryland Refunding Consolidated Public Improvement Series A	5.00%	01/01/2013	466,362
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	349,892
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	1,991,966
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	858,983
680,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series B	5.00%	07/15/2017	819,488
510,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series D	5.00%	12/01/2012	526,595
500,000	Queen Annes County Maryland Public Facilities	4.00%	01/15/2013	515,145
1,000,000	St. Mary's County Maryland County Commissioners St. Mary's Hospital Callable 10/1/2012 @ 101 1	5.00%	10/01/2020	1,034,280
1,010,000	University of Maryland System Auxiliary Prerefunded Series A Callable 04/01/2013 @ 100 1	5.00%	04/01/2015	1,058,278
530,000	Washington County Maryland - Public Improvement	2.00%	07/01/2012	532,454
565,000	Washington County Maryland - Public Improvement	4.50%	01/01/2015	625,478
640,000	Washington County Maryland - Public Improvement	4.00%	01/01/2018	741,440
250,000	Washington Suburban Sanitary District Maryland Consolidated Public Improvement Series A	4.00%	06/01/2015	277,203
200,000	Washington Suburban Sanitary District Maryland Sewage Disposal	5.00%	06/01/2016	234,628
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/2012	231,605
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100 1	4.00%	06/01/2014	1,699,226
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100 1	4.00%	06/01/2015	1,612,020
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	226,517
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/2012	257,104
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,710,300
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,759,710
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	585,161
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,418,352
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/2013	1,164,372
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,181,980
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	604,140
				125,814,135
Revenue Bonds - 40.5%
425,000	Anne Arundel County Maryland Prerefunded Callable 3/1/2013 @ 100 1	5.00%	03/01/2016	443,641
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100 1	5.00%	09/01/2019	813,834
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/2016	234,214
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate #	3.00%	10/01/2031	522,305
500,000	Baltimore Maryland Project Revenue Water Project Series A Callable 7/1/2013 @ 100 1	5.00%	07/01/2033	529,070
3,760,000	Baltimore Maryland Project Revenue Water Project Series A Callable 7/1/2021 @ 100 1	4.50%	07/01/2036	4,031,772
1,250,000	Baltimore Maryland Revenue Refunding Water Project Series A 1	5.50%	07/01/2026	1,266,913
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	120,865
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	403,482
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured 1	5.00%	07/01/2020	423,749
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured 1	5.00%	07/01/2021	1,150,880
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100 1	5.00%	11/01/2022	588,850
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	208,576
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	535,130
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,078,280
750,000	Maryland State Community Development Administration - Residential Series E	3.60%	09/01/2012	760,215
585,000	Maryland State Community Development Administration - Single Family Housing Series A	1.00%	03/01/2014	587,714
500,000	Maryland State Community Development Administration Local Government Infrastructure - A-1 Callable 6/1/2020 @ 100 1	3.50%	06/01/2022	542,425
300,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	1.90%	03/01/2016	304,251
175,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	2.05%	09/01/2016	177,618
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	456,934
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,097,555
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,132,250
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,564,095
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,579,201
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100 1	4.00%	05/15/2020	551,450
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100 1	4.00%	09/01/2021	782,509
200,000	Maryland State Department Transportation Consolidated	5.00%	03/01/2015	226,500
215,000	Maryland State Economic Development Corporation - Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100 1	5.25%	04/01/2019	232,847
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5 1	5.00%	06/01/2015	506,550
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured 1	5.00%	06/01/2022	526,340
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101 1	5.00%	01/01/2014	515,640
455,000	Maryland State Health & Higher Educational Facilities - Adventist Healthcare Series A	5.00%	01/01/2022	498,735
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Healthcare Series A Callable 1/1/2022 @ 100 1	5.50%	01/01/2023	2,366,998
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	421,924
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	415,172
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/2012	504,315
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100 1	5.00%	07/01/2013	504,440
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,533,217
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A Callable 7/1/2016 @ 100 1	5.20%	01/01/2024	656,110
1,185,000	Maryland State Health & Higher Educational Facilities - FHA Insured Mortgage Western Maryland Health A	5.00%	07/01/2014	1,278,023
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100 1	4.50%	07/01/2019	260,068
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,258,340
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.00%	07/01/2023	1,104,320
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	643,304
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2025	277,835
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100 1	5.00%	05/15/2040	3,639,801
1,200,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	1,261,728
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%	05/15/2048	383,891
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2012	251,003
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	265,055
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2013	250,970
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	604,230
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 4/5/2010 @ 100 1	5.30%	07/01/2012	536,461
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	204,802
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2012	505,640
685,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2015	756,562
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	566,285
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100 1	4.00%	07/01/2017	539,090
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100 1	5.00%	07/01/2018	278,948
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2019	282,448
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	6.00%	07/01/2022	121,017
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	581,771
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	261,563
725,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2014	789,453
2,600,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2016	2,935,035
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100 1	4.75%	05/15/2042	3,578,724
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100 1	5.00%	07/01/2024	538,195
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.00%	07/01/2025	1,162,580
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.25%	07/01/2031	1,303,658
2,750,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2017 @ 100 1	5.00%	07/01/2037	2,768,095
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2026	206,744
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2027	139,167
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100 1	4.50%	07/01/2035	190,692
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100 1	5.00%	07/01/2026	1,040,480
500,000	Maryland State Health & Higher Educational Facilities - University Maryland Medical System RMKT	4.00%	07/01/2012	504,545
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	2.50%	07/01/2012	251,245
265,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2012	268,209
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,033,496
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	536,480
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	296,834
1,000,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2012 @ 100 1	6.00%	07/01/2022	1,014,580
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured 1	5.50%	07/01/2024	560,915
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100 1	5.00%	07/01/2034	263,415
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	415,536
2,045,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%	01/01/2018	2,229,848
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100 1†	5.25%	07/01/2018	106,250
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured 1	5.00%	01/01/2025	264,535
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100 1	4.50%	11/01/2014	510,275
1,500,000	Maryland State Industrial Development Financing Authority Mulit-Modal #	2.00%	09/01/2040	1,532,880
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	817,695
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,200,326
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100 1	5.00%	07/01/2021	668,924
2,660,000	Maryland State Transportation Authority Transportation	5.00%	07/01/2017	3,182,769
970,000	Maryland State Transportation Authority Transportation Facilities Project 2009A, Callable 7/1/2019 @ 100 1	5.00%	07/01/2022	1,159,383
1,815,000	Maryland State Transportation Authority Transportation Refunding	5.00%	07/01/2020	2,242,051
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,931,021
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	574,990
265,000	Maryland State Water Quality Financing - Administrative Revlolving Loan Fund Series A, Callable 3/1/2018 @ 100 1	5.00%	03/01/2019	319,712
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	592,440
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	420,697
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100 1	4.00%	03/01/2019	338,013
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,145,140
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	432,361
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	524,290
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,070,390
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	552,770
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	567,535
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2019	289,615
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	510,071
1,500,000	University of Maryland System Auxiliary Refunding Series A	4.00%	04/01/2017	1,715,115
100,000	University of Maryland System Auxiliary Series A	5.00%	10/01/2012	102,486
350,000	University of Maryland System Auxiliary Series D	4.00%	04/01/2014	375,400
1,610,000	University of Maryland University Revenues Various Revolving - A-RMKT #	1.50%	07/01/2023	1,630,640
500,000	University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100 1	4.00%	04/01/2020	553,285
100,000	University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2022	114,902
940,000	Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured 1	4.25%	07/01/2022	1,039,743
500,000	Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100 1	4.38%	11/01/2024	511,240
				97,934,591
Total Municipal Bonds (Cost $214,184,032)				223,748,726

Shares
Short-Term Investments - 7.1%
Money Market Funds - 7.1%
17,214,789	Cash Account Trust, 0.01% *			17,214,789
Total Short-Term Investments (Cost $17,214,789)				17,214,789

Total Investments - 99.7% (Cost $231,398,821)				240,963,515
Other Assets in Excess of Liabilities - 0.3%				765,432
TOTAL NET ASSETS - 100.0%				$241,728,947

1 Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2012.
* Annualized seven-day yield as of March 31, 2012.
† Security is in default and did not make its most recent payment of interest.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments				$231,398,821
Gross unrealized appreciation				10,200,045
Gross unrealized depreciation				(635,351)
Net unrealized appreciation				$9,564,694

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$223,748,726	$-	$223,748,726

Short-Term Investments	$17,214,789	$-	$-	$17,214,789
Total Investments	$17,214,789	$223,748,726	$-	$240,963,515

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 39.0%
83,037	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	83,202
434	FHLMC, Pool # G10682	7.50%	06/01/2012	436
534	FHLMC, Pool # G10690	7.00%	07/01/2012	542
1,520,860	FHLMC, Pool # G11649	4.50%	02/01/2020	1,632,044
10,455	FHLMC, Pool # C00210	8.00%	01/01/2023	12,298
802,723	FHLMC, Pool # C90993	5.50%	10/01/2026	878,727
1,629,566	FHLMC, Pool # G30412	6.00%	03/01/2028	1,801,245
805,227	FHLMC, Pool # 1B0889 #	4.52%	05/01/2033	846,889
686,874	FHLMC, Pool # 1J0203 #	5.17%	04/01/2035	722,621
4,949,031	FHLMC PC, Pool # J0-9470	4.50%	04/01/2024	5,283,770
6,537,842	FHLMC PC, Pool # G1-3876	4.00%	07/01/2025	6,909,557
6,073,339	FHLMC PC, Pool # J1-6447	3.50%	08/01/2026	6,356,934
1,848,710	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	1,911,549
5,300,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	5,729,143
6,000,000	FHLMC REMIC, Series 3800	3.50%	02/15/2026	6,360,452
662,814	FHLMC REMIC, Series 2782	4.00%	11/15/2033	700,105
36,109	FNMA, Pool # 433646	6.00%	10/01/2013	38,997
20,874	FNMA, Pool # 409589	9.50%	11/01/2015	20,992
116,056	FNMA, Pool # 254089	6.00%	12/01/2016	125,556
534,865	FNMA, Pool # 842239	5.00%	09/01/2020	572,853
9,181,593	FNMA, Pool # AH3431	3.50%	01/01/2026	9,641,889
3,658,321	FNMA, Pool # AJ1441	3.50%	09/01/2026	3,841,722
7,292,428	FNMA, Pool # AJ5336	3.00%	11/01/2026	7,565,583
1,639,879	FNMA, Pool # 256752	6.00%	06/01/2027	1,810,488
1,592,051	FNMA, Pool # 257048	6.00%	01/01/2028	1,757,684
25,041	FNMA, Pool # 539082	7.00%	08/01/2028	28,915
79,409	FNMA, Pool # 625536	6.00%	01/01/2032	88,725
86,379	FNMA, Pool # 628837	6.50%	03/01/2032	98,397
410,395	FNMA, Pool # 663238	5.50%	09/01/2032	451,066
120,397	FNMA, Pool # 744805 #	4.27%	11/01/2033	127,475
121,528	FNMA, Pool # 741373 #	2.70%	12/01/2033	128,278
189,640	FNMA, Pool # 764342 #	1.90%	02/01/2034	201,192
449,715	FNMA, Pool # 848817	5.00%	01/01/2036	486,363
1,073,527	FNMA, Pool # 866920 #	5.38%	02/01/2036	1,132,505
1,302,357	FNMA, Pool # 889584	5.50%	01/01/2037	1,425,726
2,542,850	FNMA, Pool # 888218	5.00%	03/01/2037	2,749,277
7,424,183	FNMA, Pool # AA7686	4.50%	06/01/2039	8,000,867
5,171,556	FNMA, Pool # AC4824 #	3.61%	10/01/2039	5,448,778
10,991,011	FNMA, Pool # AH6783	4.00%	03/01/2041	11,539,787
6,702,389	FNMA, Pool # AJ3718	4.00%	10/01/2041	7,037,035
3,000,000	FNMA REMIC Trust, Series 2010-112	4.00%	10/25/2025	3,234,735
4,963,541	FNMA REMIC Trust, Series 2012-15 #	0.80%	03/25/2042	4,971,220
324,844	GNMA, Pool # 781450	5.00%	06/15/2017	348,019
36,749	GNMA, Pool # 487110	6.50%	04/15/2029	42,966
70,324	GNMA, Pool # 781186	9.00%	06/15/2030	85,246
7,417	GNMA, Pool # 571166	7.00%	08/15/2031	8,822
2,161,790	GNMA, Series 2008-1-PA	4.50%	12/20/2036	2,267,792
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	3,111,170
2,658,516	GNMA REMIC Trust, Series 2004-12	4.81%	08/16/2032	2,720,681
Total Mortgage Backed Securities (Cost $116,621,591)				120,340,315

Corporate Bonds & Notes - 31.3%
2,750,000	America Movil SAB de CV	5.00%	03/30/2020	3,071,739
3,000,000	American Express Co.	7.00%	03/19/2018	3,687,558
2,855,000	AT&T, Inc.	3.88%	08/15/2021	3,025,683
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,364,350
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,915,671
2,850,000	Boston Properties Limited Partnership	5.63%	11/15/2020	3,250,721
2,750,000	Charles Schwab Corp.	4.95%	06/01/2014	2,984,229
3,000,000	Citigroup, Inc.	4.45%	01/10/2017	3,145,887
2,500,000	Comcast Corp.	6.50%	01/15/2017	2,994,343
2,750,000	Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	3,022,335
3,002,000	Constellation Energy Group, Inc. ^	5.15%	12/01/2020	3,311,764
2,850,000	Enterprise Products Partners L.P.	5.20%	09/01/2020	3,188,514
11,000,000	FHLMC	0.38%	02/27/2014	11,000,419
1,820,000	FHLMC, Callable 4/12/2013 @ 100 ^	1.45%	04/12/2017	1,829,029
7,000,000	FNMA	4.88%	12/15/2016	8,220,842
3,000,000	General Electric Capital Corp.	5.50%	01/08/2020	3,408,237
2,915,000	Goldman Sachs Group, Inc. #	1.31%	02/07/2014	2,863,859
2,750,000	GTE Corp.	6.84%	04/15/2018	3,363,030
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	2,918,559
3,000,000	Kohls Corp., Callable 8/1/2021 @ 100 ^	4.00%	11/01/2021	3,100,848
2,751,000	Manufacturers & Traders Trust Co., Callable 4/1/2012 @ 100 # ^	1.80%	04/01/2013	2,750,326
3,000,000	Morgan Stanley	3.80%	04/29/2016	2,922,951
3,000,000	Oneok, Inc., Callable 11/1/2021 @ 100 ^	4.25%	02/01/2022	3,042,475
1,145,000	Partners Healthcare Systems, Inc.	3.44%	07/01/2021	1,127,835
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,725,360
2,852,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	3,284,075
2,750,000	Starbucks Corp.	6.25%	08/15/2017	3,234,800
2,630,000	W.R. Berkley Corp.	6.15%	08/15/2019	2,830,485
Total Corporate Bonds & Notes (Cost $92,106,626)				96,585,924

Municipal Bonds - 5.9%
2,740,000	Chicago Illinois Taxable Project Series C-1	7.78%	01/01/2035	3,506,295
1,000,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	1,154,880
910,000	Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax Revenue Bond, Series 2010-A	4.28%	06/01/2021	1,014,996
2,790,000	Metropolitan Washington District of Columbia Airports Taxable Series C, Callable 10/1/2015 @ 100 ^	5.69%	10/01/2030	3,053,516
3,000,000	New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,028,890
2,750,000	Port Authority New York & New Jersey Consolidated One Hundred Fifty Seventh Series	5.31%	12/01/2019	3,257,898
3,200,000	South Carolina State Public Service Authority Various Taxable Series A, Callable 12/2/2013 @ 100 # ^	0.92%	06/02/2014	3,201,344
Total Municipal Bonds (Cost $17,406,483)				18,217,819

FHLB Notes - 2.4%
7,000,000	FHLB	3.13%	12/13/2013	7,329,154
Total FHLB Notes (Cost $7,149,438)				7,329,154

U.S. Treasury Notes - 8.7%
4,000,000	United States Treasury Notes	4.25%	08/15/2015	4,482,500
15,000,000	United States Treasury Notes	0.88%	01/31/2017	14,909,775
7,500,000	United States Treasury Notes	2.00%	02/15/2022	7,357,035
Total U.S. Treasury Notes (Cost $26,106,605)				26,749,310

Short-Term Investments - 12.8%
Shares/Par Value
Money Market Funds - 6.3%
19,514,737	Cash Account Trust - Government & Agency Securities Portfolio, 0.01% *			19,514,737

U.S. Treasury Bills - 6.5%
10,000,000	United States Treasury Bills	0.00%	05/24/2012	9,998,830
10,000,000	United States Treasury Bills	0.00%	06/14/2012	9,999,558
				19,998,388
Total Short Term Investments (Cost $39,513,473)				39,513,125

Total Investments - 100.1% (Cost $298,904,216)				308,735,647
Liabilities in Excess of Other Assets - (0.1)%				(426,029)
NET ASSETS - 100.0%				$308,309,618

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2012.
* Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments				$298,904,245
Gross unrealized appreciation				9,999,070
Gross unrealized depreciation				(167,668)
Net unrealized appreciation				$9,831,402

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Mortgage Backed Securities	$-	$120,340,315	$-	$120,340,315

Corporate Bonds & Notes	$-	$96,585,924	$-	$96,585,924

Municipal Bonds	$-	$18,217,819	$-	$18,217,819

FHLB Notes	$-	$7,329,154	$-	$7,329,154

U.S. Treasury Notes	$-	$26,749,310	$-	$26,749,310

Short-Term Investments	$19,514,737	$19,998,388	$-	$39,513,125
Total Investments	$19,514,737	$289,220,910	$-	$308,735,647

Brown Advisory Tactical Bond Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
U.S. Treasury Notes - 56.3%
8,000,000	United States Treasury Notes	1.00%	01/15/2014	8,096,568
7,500,000	United States Treasury Notes	0.88%	01/31/2017	7,454,888
3,000,000	United States Treasury Notes	2.00%	02/15/2022	2,942,814
Total U.S. Treasury Notes (Cost $18,447,179)				18,494,270

Municipal Bonds - 7.6%
2,000,000	Virginia College Building Authority Virginia Refunding Public Higher Education Financing Program A	5.00%	08/15/2021	2,486,840
Total Municipal Bonds (Cost $2,510,144)				2,486,840

Shares
Exchange Traded Funds - 1.8%
3,100	iShares iBoxx $ High Yield Corporate Bond Fund			281,604
7,600	SPDR Barclays Capital High Yield Bond Fund			299,212
Total Exchange Traded Funds (Cost $575,017)				580,816

Shares/Par Value
Short-Term Investments - 34.1%
Money Market Funds - 6.7%
2,204,111	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% *			2,204,111
U.S. Treasury Bills - 27.4%
9,000,000	United States Treasury Bills	0.00%	09/20/2012	8,994,339
Total Short-Term Investments (Cost $11,200,026)				11,198,450

Total Investments - 99.8% (Cost $32,732,366)				32,760,376
Other Assets in Excess of Liabilities - 0.2%				69,838
NET ASSETS - 100.0%				$ 32,830,214

* Annualized seven-day yield as of March 31, 2012.

Credit Default Swap Contracts - Sell Protection #
Counterparty	Reference Entity	Termination Date	Notional Amount†	Unrealized Appreciation
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	12/20/2016	$10,670,000	$656,328

# If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$32,732,366
Gross unrealized appreciation	691,762
Gross unrealized depreciation	(663,752)
Net unrealized appreciation	$28,010

+ Tax adjustments are calculated annually. As the Fund has not yet had a fiscal year-end, the above does not reflect any adjustments.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Notes	$-	$18,494,270	$-	$18,494,270

Municipal Bonds	$-	$2,486,840	$-	$2,486,840

Exchange Traded Funds	$580,816	$-	$-	$580,816

Short-Term Investments	$2,204,111	$8,994,339	$-	$11,198,450
Total Investments	$2,784,927	$11,481,179	$-	$14,266,106

Credit Default Swap Contracts	$-	$656,328	$-	$656,328

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.6%
Consumer Discretionary - 10.1%
66,920	GameStop Corp.	1,461,533
60,282	Lowe's Companies, Inc.	1,891,650
22,774	McDonalds Corp.	2,234,129
30,452	Time Warner Cable, Inc.	2,481,838
10,729	V.F. Corp.	1,566,219
		9,635,369
Consumer Staples - 16.2%
123,194	Altria Group, Inc.	3,803,000
30,499	Coca-Cola Co.	2,257,231
56,334	Kraft Foods, Inc.	2,141,255
32,387	PepsiCo, Inc.	2,148,877
30,613	Philip Morris International, Inc.	2,712,618
38,395	Wal-Mart Stores, Inc.	2,349,774
		15,412,755
Energy - 11.3%
9,873	Exxon Mobil Corp.	856,285
118,590	Kinder Morgan, Inc.	4,583,504
8,526	Occidental Petroleum Corp.	811,931
23,346	Sunoco, Inc.	890,650
70,954	Total S.A. ADR	3,627,168
		10,769,538
Financials - 10.0%
57,249	Cincinnati Financial Corp.	1,975,663
22,888	Erie Indemnity Co.	1,783,891
20,371	M&T Bank Corp.	1,769,832
77,489	OneBeacon Insurance Group, Ltd.	1,194,105
24,662	T. Rowe Price Group, Inc.	1,610,429
94,804	Valley National Bancorp	1,227,712
		9,561,632
Health Care - 12.7%
40,999	Abbott Laboratories	2,512,829
30,985	Johnson & Johnson	2,043,771
60,597	Merck & Co., Inc.	2,326,925
42,486	Novartis AG	2,354,149
127,688	Pfizer, Inc.	2,893,409
		12,131,083
Industrials - 6.9%
9,985	3M Co.	890,762
112,897	Healthcare Services Group, Inc.	2,401,319
19,713	PACCAR, Inc.	923,160
27,851	United Technologies Corp.	2,309,962
		6,525,203
Information Technology - 8.0%
29,869	Accenture PLC	1,926,551
48,151	Automatic Data Processing, Inc.	2,657,453
93,985	Microsoft Corp.	3,031,016
		7,615,020
Materials - 3.2%
32,387	E.I. du Pont de Nemours & Co.	1,713,273
11,416	Praxair, Inc.	1,308,730
		3,022,003
Telecommunication Services - 4.4%
58,480	Centurylink, Inc.	2,260,252
165,340	Windstream Corp.	1,936,131
		4,196,383
Utilities - 5.8%
23,780	Consolidated Edison, Inc.	1,389,228
26,957	Dominion Resources, Inc.	1,380,468
76,790	Wisconsin Energy Corp.	2,701,472
		5,471,168
Total Common Stocks (Cost $80,056,025)		84,340,154

Real Estate Investment Trusts - 2.4%
54,597	Plum Creek Timber Co., Inc.	2,269,051
Total Real Estate Investment Trusts (Cost $2,079,338)		2,269,051

Preferred Stocks - 3.5%
60,509	Public Storage, Inc.	1,667,628
67,934	Public Storage, Inc.	1,712,616
		3,380,244
Total Preferred Stocks (Cost $3,399,396)		3,380,244

Short-Term Investments - 7.5%
Money Market Funds - 7.5%
7,161,582	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	7,161,582
Total Short-Term Investments (Cost $7,161,582)		7,161,582

Total Investments - 102.0% (Cost $92,696,341)		97,151,031
Liabilities in Excess of Other Assets - (2.0)%		(1,942,567)
NET ASSETS - 100.0%		$95,208,464

# Annualized seven-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments		$92,696,341
Gross unrealized appreciation		4,868,312
Gross unrealized depreciation		(413,622)
Net unrealized appreciation		$4,454,690

+ Tax adjustments are calculated annually. As the Fund has not yet had a fiscal year-end, the above does not reflect any adjustments.

Summary of Fair Value Disclosure at March 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$84,340,154	$-	$-	$84,340,154

Real Estate Investment Trusts	$2,269,051	$-	$-	$2,269,051

Preferred Stocks	$3,380,244	$-	$-	$3,380,244

Short-Term Investments	$7,161,582	$-	$-	$7,161,582
Total Investments	$97,151,031	$-	$-	$97,151,031

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date  May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date  May 23, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  May 24, 2012

* Print the name and title of each signing officer under his or her signature.

Brown Advisory Funds 3.31.12 N-Q